Debt - summary of outstanding notes (Details)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)	Mar. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 17,971,000,000			€ 24,048,000,000
Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	9,626,000,000			12,351,000,000
Medium Term Note Due March 23, 3017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 850,000,000
Coupon %	7.00%	7.00%	7.00%
Medium Term Note Due June 12, 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000,000,000
Coupon %	5.625%	5.625%	5.625%
Medium Term Note Due November 22, 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 385,000,000		SFr 450,000,000
Coupon %	4.00%	4.00%	4.00%
Medium Term Note Due March 15, 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	6.625%	6.625%	6.625%
Medium Term Note Due July 9, 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600,000,000
Coupon %	7.375%	7.375%	7.375%
Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | SFr			SFr 250,000,000
Coupon %	3.125%	3.125%	3.125%
Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	6.75%	6.75%	6.75%
Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000,000,000
Coupon %	4.75%	4.75%	4.75%
Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,350,000,000
Coupon %	4.75%	4.75%	4.75%
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000				€ 1,250,000,000
Coupon %	3.75%	3.75%	3.75%		3.75%
Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 7,000,000
Medium Term Note, Others | Top of range
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)		$ 1,500,000,000				€ 1,423,000,000.000	$ 1,500,000,000.0
Coupon %	4.50%	4.50%	4.50%			4.50%	4.50%
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)		$ 1,500,000,000				€ 1,423,000,000.000	$ 1,500,000,000.0
Coupon %	5.25%	5.25%	5.25%			5.25%	5.25%
Gross amount | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,920,000,000			9,209,000,000
Gross amount | Medium Term Note Due March 23, 3017
Disclosure of detailed information about borrowings [line items]
Borrowings	0			850,000,000
Gross amount | Medium Term Note Due June 12, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	0			1,000,000,000
Gross amount | Medium Term Note Due November 22, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	0			419,000,000
Gross amount | Medium Term Note Due March 15, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			1,250,000,000
Gross amount | Medium Term Note Due July 9, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	600,000,000			600,000,000
Gross amount | Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	213,000,000			233,000,000
Gross amount | Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			1,250,000,000
Gross amount | Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000,000			1,000,000,000
Gross amount | Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,350,000,000			1,350,000,000
Gross amount | Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			1,250,000,000
Gross amount | Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000			7,000,000
Gross amount | Other Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	2,502,000,000			2,846,000,000
Gross amount | Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,251,000,000			1,423,000,000
Gross amount | Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,251,000,000			1,423,000,000
Hedging effect, accrued interest and amortized cost valuation
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 204,000,000			€ 296,000,000